Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Parenthetical) (Detail) - USD ($)			12 Months Ended
	Apr. 29, 2016	Apr. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers			$ 4,165,000	$ 5,248,000	$ 6,277,000
Francisco de Borja Acha Besga [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers	$ 0
José Antonio Vargas Lleras [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers	$ 0
Livio Gallo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers		$ 0
Enrico Viale [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers		$ 0